UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 99.6%

	Basic Materials - 7.2%
27,867	Innospec, Inc.	$2,882,562
21,612	LyondellBasell Industries NV - Class A	2,041,902
		4,924,464
	Communications - 6.7%
12,408	Alliance Data Systems Corp.	1,392,178
15,350	Liberty SiriusXM Group - Class A *	742,019
30,880	Liberty SiriusXM Group - Class C *	1,486,563
28,816	Yelp, Inc. *	1,003,661
		4,624,421
	Consumer Cyclical - 20.0%
2,342	AutoZone, Inc. *	2,790,048
24,219	Dollar Tree, Inc. *	2,277,797
93,411	Extended Stay America, Inc.	1,388,088
25,798	IAA, Inc. *	1,214,054
55,920	KAR Auction Services, Inc.	1,218,497
11,633	Marriott Vacations Worldwide Corp.	1,497,865
42,176	Motorcar Parts of America, Inc. *	929,137
50,380	Spartan Motors, Inc.	910,870
16,843	Visteon Corp. *	1,458,435
		13,684,791
	Consumer Non Cyclical - 9.0%
7,149	BioTelemetry, Inc. *	330,999
17,586	The Brink's Co.	1,594,698
29,261	Dentsply Sirona, Inc.	1,655,880
3,700	ICU Medical, Inc. *	692,344
12,423	Zimmer Biomet Holdings, Inc.	1,859,475
		6,133,396
	Energy - 2.3%
25,773	Marathon Petroleum Corp.	1,552,823

	Financial - 19.2%
36,694	American International Group, Inc.	1,883,503
9,800	Aon plc	2,041,242
35,211	Colliers International Group, Inc.	2,745,401
39,963	Heritage Insurance Holdings, Inc.	529,510
1,816	Markel Corp. *	2,075,997
31,206	Synchrony Financial	1,123,728
44,509	Voya Financial, Inc.	2,714,159
		13,113,540

	Industrial - 20.0%
23,992	Arcosa, Inc.	1,068,844
9,654	Canadian Pacific Railway Ltd.	2,461,287
29,193	EMCOR Group, Inc.	2,519,356
6,865	L3Harris Technologies, Inc.	1,358,378
42,264	MasTec, Inc. *	2,711,658
26,432	Stericycle, Inc. *	1,686,626
23,144	XPO Logistics, Inc. *	1,844,577
		13,650,726
	Technology - 12.5%
4,908	Broadcom, Inc.	1,551,026
20,133	Cerence, Inc. *	455,610
33,325	Cognizant Technology Solutions Corp. - Class A	2,066,816
22,050	DXC Technology Co.	828,860
44,648	NCR Corp. *	1,569,824
33,582	SS&C Technologies Holdings, Inc.	2,061,935
		8,534,071
	Utilities - 2.7%
79,769	Vistra Energy Corp.	1,833,889

	TOTAL COMMON STOCKS (Cost $38,192,240)	68,052,121

	SHORT-TERM INVESTMENT - 0.5%

329,726	First American Government Obligations Fund - Class X - , 1.51% **	329,726
	(Cost $329,726)

	Total Investments (Cost $38,521,966) - 100.1%	68,381,847

	Other Assets and Liabilities, Net - (0.1)%	(50,189)

	TOTAL NET ASSETS - 100.0%	$68,331,658

*	Non-income producing security.
**	Rate in effect as of December 31, 2019.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$68,052,121	$-	$-	$68,052,121
Short-Term Investment	329,726	-	-	329,726
Total Investments	$68,381,847	$-	$-	$68,381,847

Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                         Mark Foster, President

Date   February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark Foster
                                           Mark Foster, President

Date   February 26, 2020

By (Signature and Title)*  /s/ Mickey Kim
                                           Mickey Kim, Treasurer

Date   February 26, 2020